Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.89%
FHLMC (12 Month LIBOR +1.91%) ±	2.16%	9-1-2031	$1,819	$ 1,808
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.40	4-1-2038	90,291	93,299
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.53	7-1-2029	299	299
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.06	5-1-2026	5,704	5,681
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	4-1-2032	16,300	16,369
FHLMC	3.50	10-15-2025	130,686	132,217
FHLMC	4.00	5-1-2025	182,345	186,084
FHLMC Series 2597 Class AE	5.50	4-15-2033	13,021	13,491
FHLMC Series 2642 Class AR	4.50	7-15-2023	24,290	24,470
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	1.06	5-25-2044	335,738	335,727
FHLMC Series T-42 Class A6	9.50	2-25-2042	218,410	254,195
FHLMC Series T-57 Class 2A1 ±±	3.46	7-25-2043	52,410	52,793
FHLMC Series T-59 Class 2A1 ±±	3.35	10-25-2043	569,130	558,045
FHMLC Series 4358 Class DA	3.00	6-15-2040	26,430	26,403
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	1.40	8-1-2034	69,747	69,512
FNMA (12 Month LIBOR +1.77%) ±	2.15	7-1-2044	296,566	308,645
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.32	11-1-2031	23,629	23,630
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.47	8-1-2036	476,200	495,434
FNMA øø	4.00	6-25-2026	126,561	128,944
FNMA	4.00	8-25-2037	62,725	63,402
FNMA	5.50	3-1-2023	10,504	10,551
FNMA	6.00	3-1-2033	136,501	143,947
FNMA	6.50	8-1-2031	126,454	137,379
FNMA	9.00	11-1-2024	10,307	10,395
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	357,435	392,710
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	17,687	20,203
FNMA Series 2003-41 Class PE	5.50	5-25-2023	18,642	18,790
FNMA Series 2003-W11 Class A1 ±±	3.45	6-25-2033	3,914	4,044
FNMA Series 2003-W6 Class 6A ±±	3.22	8-25-2042	310,600	313,078
FNMA Series 2003-W6 Class PT4 ±±	8.22	10-25-2042	37,009	41,929
FNMA Series 2005-84 Class MB	5.75	10-25-2035	127,732	134,423
FNMA Series 2006-W1 Class 2AF2 (1 Month LIBOR +0.19%) ±	1.20	2-25-2046	659,930	650,751
FNMA Series 2010-37 Class A1	5.41	5-25-2035	335,410	340,630
GNMA	4.50	4-20-2035	30,602	31,211
GNMA	8.00	12-15-2023	1,856	1,872
Total Agency securities (Cost $4,963,415)				5,042,361
Asset-backed securities: 13.86%
American Airlines Pass-Through Trust Series 2014-1 Class B	4.38	4-1-2024	792,110	791,861
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	2,366,549	2,226,352
AVIS Budget Rental Car Funding Series 2019-2A Class A 144A	3.35	9-22-2025	3,000,000	2,953,715
AVIS Budget Rental Car Funding Series 2020-1A Class B 144A	2.68	8-20-2026	2,220,000	2,089,705
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Brean Asset-Backed Securities Trust 2021-RM2 Class A 144A±±	1.75%	10-25-2061	$1,936,792	$ 1,752,066
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	992,500	909,217
Chase Auto Credit Linked Note Series 2020-1 Class B 144A	0.99	1-25-2028	1,784,131	1,762,552
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	911,071	906,784
CPS Auto Receivables Trust 2021-A Class D 144A	1.16	12-15-2026	4,645,000	4,425,999
CPS Auto Trust Series 2020-A Class D 144A	2.90	12-15-2025	3,750,000	3,746,554
Dell Equipment Finance Trust Series 2020-1 Class D 144A	5.92	3-23-2026	918,000	926,682
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	3,118,500	3,124,799
Drive Auto Receivables Trust Series 2018-4 Class D	4.09	1-15-2026	1,810,768	1,820,604
Drive Auto Receivables Trust Series 2019 Class 3D	3.18	10-15-2026	2,715,000	2,709,303
DT Auto Owner Trust Series 2020-2A Class C 144A	3.28	3-16-2026	1,937,000	1,932,296
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	2.01	12-25-2056	357,085	357,796
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	1,499,763	1,481,063
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41	3-20-2028	750,000	743,929
GM Financial Securitized Term Trust Series 2018-4 Class C	3.62	6-17-2024	300,000	301,120
Gracie Point International Funding Series 2020-B Class A (1 Month LIBOR +1.40%) 144A±	2.20	5-2-2023	1,849,928	1,849,814
Gracie Point International Funding Series 2021-1A Class B (1 Month LIBOR +1.40%) 144A±	2.20	11-1-2023	1,500,000	1,487,166
Hertz Vehicle Financing LLC Series 2021-1A Class A 144A	1.21	12-26-2025	2,325,000	2,195,480
Lendmark Funding Trust Series 2019-2A Class A 144A	2.78	4-20-2028	3,000,000	2,970,560
Mercury Financial Credit Card Master Trust 144A	1.54	3-20-2026	1,600,000	1,542,845
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	3,000,000	2,904,857
Navient Student Loan Trust Series 2021-EA Class A 144A	0.97	12-16-2069	1,654,586	1,514,132
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	807,386	801,604
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	2,744,947	2,735,429
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A 144A	1.22	1-16-2029	3,023,885	2,903,975
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	2,010,000	1,895,516
Prodigy Finance Series 2021 Class A (1 Month LIBOR +1.25%) 144A±	2.26	7-25-2051	2,773,007	2,730,555
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	3,500,000	3,441,556
Service Experts Issuer Series 2021-1A Class A 144A	2.67	2-2-2032	2,616,209	2,435,196
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	1.50	12-17-2068	2,500,000	2,437,095
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	1.66	12-27-2038	1,411,698	1,372,909
See accompanying notes to portfolio of investments

2  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	1.56%	5-26-2055	$707,891	$ 684,649
SoFi Consumer Loan Program Series 2019 Class C 144A	2.84	8-25-2028	2,052,931	2,045,215
SpringCastle America Funding LLC 144A	1.97	9-25-2037	1,141,405	1,086,429
Taco Bell Funding LLC Series 2021 Class A2 144A	1.95	8-25-2051	2,746,200	2,442,712
Tidewater Auto Receivables Series 2018-AA Class D 144A	4.30	11-15-2024	1,093,285	1,092,686
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	1.27	1-25-2046	686,740	682,998
Total Asset-backed securities (Cost $81,104,045)				78,215,775
Corporate bonds and notes: 27.08%
Communication services: 0.39%
Wireless telecommunication services: 0.39%
Sprint Corporation	7.63	3-1-2026	2,000,000	2,213,520
Consumer discretionary: 2.23%
Hotels, restaurants & leisure: 0.67%
Genting New York LLC 144A	3.30	2-15-2026	1,080,000	984,591
Las Vegas Sands Corporation	3.20	8-8-2024	2,155,000	2,067,273
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	715,000	743,643
				3,795,507
Household durables: 0.05%
Lennar Corporation	4.75	11-15-2022	251,000	252,422
Internet & direct marketing retail: 0.35%
QVC Incorporated	4.85	4-1-2024	2,000,000	1,950,000
Textiles, apparel & luxury goods: 1.16%
Michael Kors USA Incorporated 144A	4.25	11-1-2024	2,241,000	2,178,318
Ralph Lauren Corporation	1.70	6-15-2022	1,380,000	1,380,225
Tapestry Incorporated	3.00	7-15-2022	3,005,000	3,005,255
				6,563,798
Consumer staples: 1.04%
Food products: 0.35%
Land O'Lakes Incorporated 144A	6.00	11-15-2022	2,000,000	2,010,860
Tobacco: 0.69%
Altria Group Incorporated	1.70	6-15-2025	1,515,000	1,575,058
BAT Capital Corporation	2.79	9-6-2024	2,350,000	2,305,988
				3,881,046
Energy: 1.62%
Oil, gas & consumable fuels: 1.62%
Energy Transfer Operating Company	3.60	2-1-2023	1,188,000	1,189,919
Plains All American Pipeline LP	3.85	10-15-2023	2,205,000	2,212,398
Plains All American Pipeline LP	4.65	10-15-2025	758,000	767,340
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Range Resources Corporation	5.00%	3-15-2023	$2,000,000	$ 2,002,500
Vistra Operations Company LLC 144A	3.55	7-15-2024	3,000,000	2,943,211
				9,115,368
Financials: 14.41%
Banks: 4.82%
Bank of America Corporation (U.S. SOFR +0.74%) ±	0.81	10-24-2024	3,000,000	2,893,246
Bank of America Corporation (U.S. SOFR +0.65%) ±	1.53	12-6-2025	2,500,000	2,363,621
Bank of America Corporation (U.S. SOFR +0.91%) ±	1.66	3-11-2027	2,370,000	2,169,884
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	1,000,000	1,006,905
Citigroup Incorporated (U.S. SOFR +1.28%) ±	3.07	2-24-2028	2,500,000	2,383,908
Credit Suisse New York	2.95	4-9-2025	2,250,000	2,192,873
JPMorgan Chase & Company (U.S. SOFR +0.49%) ±	0.77	8-9-2025	2,000,000	1,880,599
JPMorgan Chase & Company (U.S. SOFR +0.54%) ±	0.82	6-1-2025	1,220,000	1,156,689
JPMorgan Chase & Company (U.S. SOFR 3 Month +0.70%) ±	1.04	2-4-2027	835,000	751,197
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	3,000,000	2,957,948
Santander Holdings USA Incorporated	3.40	1-18-2023	2,500,000	2,504,623
Wells Fargo & Company (U.S. SOFR +1.51%) ±	3.53	3-24-2028	3,000,000	2,916,588
Wells Fargo & Company (U.S. SOFR +1.32%) ±	3.91	4-25-2026	2,000,000	1,999,247
				27,177,328
Capital markets: 2.17%
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%) ±	0.63	11-17-2023	1,500,000	1,482,488
Goldman Sachs Group Incorporated (U.S. SOFR +0.91%) ±	1.95	10-21-2027	3,000,000	2,734,959
Intercontinental Exchange Incorporated	4.00	9-15-2027	1,980,000	1,992,426
Morgan Stanley (U.S. SOFR +0.62%) ±	0.73	4-5-2024	2,000,000	1,958,822
Morgan Stanley (U.S. SOFR +1.99%) ±	2.19	4-28-2026	2,305,000	2,202,089
Morgan Stanley (U.S. SOFR +0.56%) ±	1.16	10-21-2025	2,000,000	1,882,291
				12,253,075
Consumer finance: 3.16%
BOC Aviation USA Corporation 144A	1.63	4-29-2024	2,580,000	2,486,695
Daimler Trucks Financial 144A	3.50	4-7-2025	2,690,000	2,673,587
Ford Motor Credit Company LLC	2.30	2-10-2025	2,000,000	1,863,925
General Motors Financial Company Incorporated	3.80	4-7-2025	3,000,000	2,996,916
Hyundai Capital America Company 144A	1.30	1-8-2026	1,115,000	1,004,226
Hyundai Capital America Company 144A	2.38	2-10-2023	1,695,000	1,683,518
Nissan Motor Acceptance Corporation 144A	3.88	9-21-2023	2,030,000	2,034,619
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	1,600,000	1,600,907
Volkswagen Group of America Finance LLC 144A%%	4.35	6-8-2027	1,500,000	1,498,935
				17,843,328
Diversified financial services: 1.23%
Bankers Healthcare Group BHG Series 2021 Class A-B 144A	2.79	11-17-2033	1,335,000	1,218,504
DAE Funding LLC 144A	1.55	8-1-2024	1,000,000	930,933
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	1,900,000	1,888,308
See accompanying notes to portfolio of investments

4  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
Jackson Financial Incorporated 144A	1.13%	11-22-2023	$965,000	$ 931,272
WEA Finance LLC 144A	3.75	9-17-2024	2,000,000	1,967,259
				6,936,276
Insurance: 2.89%
Athene Global Funding 144A	2.50	1-14-2025	2,705,000	2,596,344
Brighthouse Financial Incorporated 144A	1.00	4-12-2024	2,000,000	1,910,804
GA Global Funding Trust 144A	1.00	4-8-2024	3,022,000	2,874,561
Minnesota Life Insurance Company 144A	8.25	9-15-2025	1,805,000	2,034,926
OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,285,000	2,298,216
Protective Life Global 144A	1.62	4-15-2026	2,370,000	2,185,524
Security Benefit Company 144A	1.25	5-17-2024	335,000	319,797
Willis North America Incorporated	4.65	6-15-2027	2,075,000	2,090,234
				16,310,406
Mortgage REITs: 0.14%
Starwood Property Trust Incorporated 144A	3.75	12-31-2024	65,000	62,606
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	750,000	753,750
				816,356
Health care: 1.08%
Health care providers & services: 1.08%
Dignity Health	3.13	11-1-2022	2,255,000	2,261,750
HCA Incorporated 144A	3.13	3-15-2027	2,000,000	1,904,129
HCA Incorporated	5.25	4-15-2025	1,870,000	1,939,478
				6,105,357
Industrials: 1.65%
Aerospace & defense: 0.54%
The Boeing Company	4.51	5-1-2023	2,000,000	2,018,108
The Boeing Company	4.88	5-1-2025	1,000,000	1,011,947
				3,030,055
Airlines: 0.99%
American Airline Series 2014-1	3.70	4-15-2027	1,786,726	1,662,292
Delta Air Lines Incorporated 144A	4.50	10-20-2025	2,455,000	2,449,119
Delta Airlines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	848,038	843,325
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B	4.88	7-15-2027	672,300	650,992
				5,605,728
Trading companies & distributors: 0.12%
Aircastle Limited 144A	5.25	8-11-2025	700,000	698,226
Information technology: 1.06%
IT services: 0.33%
Kyndryl Holdings Incorporated 144A	2.05	10-15-2026	2,150,000	1,876,954
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Semiconductors & semiconductor equipment: 0.73%
Microchip Technology Incorporated	2.67%	9-1-2023		$1,525,000	$ 1,513,995
TSMC Arizona Corporation	3.88	4-22-2027		2,545,000	2,568,303
					4,082,298
Materials: 0.18%
Containers & packaging: 0.18%
Ball Corporation	4.00	11-15-2023		1,000,000	1,002,330
Real estate: 2.12%
Equity REITs: 2.12%
EPR Properties Company	4.50	4-1-2025		1,500,000	1,488,274
Omega Healthcare Investors Incorporated	4.50	1-15-2025		1,430,000	1,426,488
Omega Healthcare Investors Incorporated	4.75	1-15-2028		145,000	140,328
Piedmont Operating Partnership LP	4.45	3-15-2024		1,765,000	1,791,561
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026		1,490,000	1,494,565
SBA Tower Trust 144A	3.45	3-15-2048		2,335,000	2,330,586
Service Properties Trust	4.50	6-15-2023		1,500,000	1,455,000
VICI Properties LP	4.38	5-15-2025		1,835,000	1,824,467
					11,951,269
Utilities: 1.30%
Electric utilities: 0.38%
Southern California Edison Company	0.70	4-3-2023		2,200,000	2,162,369
Gas utilities: 0.59%
One Gas Incorporated	0.85	3-11-2023		3,350,000	3,300,147
Multi-utilities: 0.33%
CenterPoint Energy Incorporated	0.70	3-2-2023		765,000	753,332
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	1.00	3-2-2023		443,000	441,846
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	1.44	5-13-2024		680,000	671,256
					1,866,434
Total Corporate bonds and notes (Cost $158,221,362)					152,800,457
Foreign corporate bonds and notes : 1.52%
Communication services: 0.28%
Media: 0.28%
SES SA Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%) ʊ±	2.88	5-27-2026	EUR	1,625,000	1,567,886
Financials: 0.65%
Banks: 0.65%
Credit Agricole SA (3 Month EURIBOR +1.25%) ±	1.00	4-22-2026	EUR	2,500,000	2,596,880
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13	9-26-2024	EUR	1,000,000	1,054,336
					3,651,216
See accompanying notes to portfolio of investments

6  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Industrials: 0.33%
Containers & packaging: 0.24%
Can-Pack SA 144A	2.38%	11-1-2027	EUR	1,500,000	$ 1,364,750
Electrical equipment: 0.09%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	500,000	527,274
Real estate: 0.26%
Equity REITs: 0.26%
Aedas Homes Opco SLU 144A	4.00	8-15-2026	EUR	1,500,000	1,454,423
Total Foreign corporate bonds and notes (Cost $10,098,174)					8,565,549
Foreign government bonds : 1.21%
Brazil ¤	0.00	1-1-2024	BRL	17,000,000	2,948,061
Chile	4.50	3-1-2026	CLP	1,250,000,000	1,446,166
Hungary Government Bond	1.50	8-23-2023	HUF	350,000,000	888,846
Republic of South Africa	10.50	12-21-2026	ZAR	22,600,000	1,563,562
Total Foreign government bonds (Cost $7,139,589)					6,846,635
Loans: 1.28%
Communication services: 0.77%
Media: 0.77%
CSC Holdings LLC (3 Month LIBOR +2.25%) ±	3.12	7-17-2025		$1,963,824	1,863,178
Gray Television Incorporated (1 Month LIBOR +2.50%) ±	3.62	2-7-2024		2,000,000	1,963,340
Nexstar Broadcasting Incorporated (3 Month LIBOR +2.25%) ±	3.31	1-17-2024		508,567	502,846
					4,329,364
Financials: 0.17%
Diversified financial services: 0.17%
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	5.00	5-30-2025		991,937	936,140
Industrials: 0.34%
Aerospace & defense: 0.34%
TransDigm Incorporated (1 Month LIBOR +2.25%) ±	3.31	8-22-2024		1,999,887	1,950,789
Total Loans (Cost $7,356,203)					7,216,293
Municipal obligations: 0.71%
Georgia: 0.18%
Health revenue: 0.18%
Georgia Medical Center Hospital Authority Taxable Refunding Bond	4.88	8-1-2022		1,000,000	1,005,121
Indiana: 0.18%
Education revenue: 0.18%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	1.47	2-25-2044		1,018,370	1,017,141
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.35%
Miscellaneous revenue: 0.35%
New Jersey Transportation Trust Fund Authority System Series B	2.55%	6-15-2023	$2,000,000	$ 1,990,610
Total Municipal obligations (Cost $4,011,069)				4,012,872
Non-agency mortgage-backed securities: 23.97%
Ajax Mortgage Loan Trust Series 2021-E Class A1 144A±±	1.74	12-25-2060	3,367,383	3,016,177
Anchorage Capital CLO Limited Series 2015-6A Class B2RR (3 Month LIBOR +1.85%) 144A±	2.89	7-15-2030	4,000,000	3,946,872
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	548,047	526,813
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	914,554	887,559
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	2.53	9-20-2029	3,000,000	2,902,311
Auburn CLO Limited. Series 2017-1A Class A2A (3 Month LIBOR +1.62%) 144A±	2.68	10-20-2030	470,000	453,252
Bayview Opportunity Master Fund Trust Series 2017 Class RT5 144A±±	3.50	5-28-2069	1,326,578	1,303,359
Black Diamond CLO Limited Series 2017-1A Class A1 (3 Month LIBOR +1.05%) 144A±	2.23	4-24-2029	2,565,103	2,544,108
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	2,219,438	2,122,111
Bravo Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR +0.75%) 144A±	1.33	11-25-2069	2,657,845	2,631,472
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144Aøø	2.72	11-25-2059	432,611	429,567
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	2.77	10-15-2036	2,165,000	2,039,070
Carlyle Global Market Series 2015-1A Class CR3 (3 Month LIBOR +2.00%) 144A±	3.06	7-20-2031	3,000,000	2,835,801
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	253,963	250,919
Cascade Funding Mortgage Trust Series 2018-RM2 Class B 144A±±	4.00	10-25-2068	860,313	841,285
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	2,746,293	2,719,464
Cascade Funding Mortgage Trust Series 2021-AL1 Class B 144A	1.39	9-22-2031	2,164,656	2,101,598
CIFC Funding Limited CIFC Series 2017-2A (3 Month LIBOR +1.85%) 144A±	2.91	4-20-2030	1,250,000	1,197,559
CIFC Funding Limited Series 2018-1A Class A (3 Month LIBOR +1.00%) 144A±	2.04	4-18-2031	4,000,000	3,936,378
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	1.98	7-15-2030	258,856	258,495
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	277,487	274,270
Commercial Mortgage Trust Series 2012-CR4 Class A	3.25	10-15-2045	2,000,000	1,988,763
Commercial Mortgage Trust Series 2014-CR14 Class B ±±	4.60	2-10-2047	680,000	685,034
Commercial Mortgage Trust Series 2015-DC1 Class A3	3.22	2-10-2048	187,803	187,697
ContiMortgage Home Equity Loan Trust ±±	0.00	7-15-2027	438,872	6,057
See accompanying notes to portfolio of investments

8  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.01%	6-19-2031	$72,169	$ 70,801
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	872,706	840,402
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A±±	1.07	3-25-2056	1,558,832	1,489,951
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	1,234,569	1,216,449
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.03%) 144A±	1.96	12-19-2030	550,000	536,227
Dryden Senior Loan Fund Series 2019-72A (3 Month LIBOR +1.85%) 144A±	3.26	5-15-2032	1,000,000	938,620
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	2.00	9-25-2033	157,649	155,036
First Key Homes Series 2021 Class B 144A	1.61	9-17-2038	2,235,000	1,976,155
First Key Homes Series 2021 Class C 144A	1.89	8-17-2038	1,835,000	1,638,165
Freedom Financial Trust Series 2021-1CP Class A 144A	0.66	3-20-2028	115,059	114,923
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	2.67	11-16-2036	2,000,000	1,959,009
FWD Securitization Trust Series 2020-INV1 Class A3 144A±±	2.44	1-25-2050	923,067	894,323
Galton Funding Mortgage Trust Series 2020-H1 Class A1 144A±±	2.31	1-25-2060	3,426	3,354
GCAT Series 2021-NQM1 Class A1 144A±±	0.87	1-25-2066	1,548,427	1,437,520
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	33,900
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	530,140	525,733
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,233,338	1,232,127
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	113,804	109,037
Harbor Group International CLO Limited Series 2021-FL1 Class A (1 Month LIBOR +1.05%) 144A±	1.92	6-16-2036	1,782,000	1,725,617
Harbor Group International CLO Limited Series 2021-FL2 Class C (1 Month LIBOR +1.80%) 144A±	2.67	9-17-2036	1,000,000	969,253
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.87	11-15-2036	1,675,948	1,629,732
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1 144A±±	1.60	11-25-2056	2,780,442	2,488,991
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3 144A±±	4.47	5-25-2067	4,005,000	3,750,421
InTown Hotel Portfolio Trust Series 2018-STAY Class A (1 Month LIBOR +1.10%) 144A±	1.98	1-15-2033	550,000	545,098
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A3	2.83	10-15-2045	1,063,948	1,063,160
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class A4	2.69	4-15-2046	1,608,504	1,603,845
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +1.06%) 144A±	2.56	6-15-2035	566,915	552,745
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  9

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.84%	7-15-2036	$2,500,000	$ 2,453,807
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020 Class A7 144A±±	3.50	7-25-2050	1,152,002	1,100,079
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	2.00	5-15-2028	116,340	116,082
Madison Park Funding Limited Series 2012-0A (3 Month LIBOR +1.55%) 144A±	2.77	7-27-2030	1,570,000	1,502,126
Marlette Funding Trust Series 2021-2A Class B 144A	1.06	9-15-2031	4,000,000	3,862,225
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	2.73	10-25-2032	875	858
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	2.33	11-15-2038	3,000,000	2,881,666
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%) 144A±	1.81	11-25-2053	1,164,000	1,156,655
Mello Warehouse Securitization Trust Series 2021-1 Class B (1 Month LIBOR +0.90%) 144A±	1.57	2-25-2055	1,460,000	1,444,214
Mello Warehouse Securitization Trust Series 2021-2 Class C (1 Month LIBOR +1.10%) 144A±	2.11	4-25-2055	1,825,000	1,806,531
MF1 Multifamily Housing Mortgage Series 2020-FL3 Class A (U.S. SOFR 1 Month +2.16%) 144A±	2.95	7-15-2035	233,393	229,417
MF1 Multifamily Housing Mortgage Series 2021-FL5 Class A (U.S. SOFR 1 Month +0.96%) 144A±	1.76	7-15-2036	1,916,591	1,889,524
MFRA Trust Series 2020-NQM1 Class A2 144A±±	1.79	8-25-2049	718,889	696,422
MFRA Trust Series 2021-NQM1 Class A2 144A±±	1.38	4-25-2065	1,172,775	1,119,585
NBC Funding LLC Series 2021 Class A2 144A	2.99	7-30-2051	3,225,625	2,940,754
New Residential Mortgage Loan Series 2018-5A Class A1A 144A±±	4.25	12-25-2057	2,263,970	2,270,793
New Residential Mortgage Loan Series 2019-6A Class A1B 144A±±	3.50	9-25-2059	886,442	863,263
New York Mortgage Trust Series 2022 Class A1 144A	2.04	7-25-2061	3,109,400	2,956,082
Oceanview Mortgage Trust 2021-EBO1 Class 1A 144A	1.22	12-29-2051	1,185,365	1,176,572
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR +1.45%) 144A±	2.51	3-17-2030	2,190,000	2,116,480
OPG Trust 2021 Port (1 Month LIBOR +0.71%) 144A±	1.59	10-15-2036	4,600,000	4,318,154
Pagaya AI Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	1,567,058	1,540,051
PKHL Commercial Mortgage Trust PKHL Series 2021 Class B (1 Month LIBOR +1.18%) 144A±	2.06	7-15-2038	3,342,000	3,219,263
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	292,914	291,449
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A±±	1.10	1-25-2065	407,656	396,885
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	2.59	4-15-2030	2,660,000	2,542,643
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	89,352	89,283
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	1,452,077	1,412,409
See accompanying notes to portfolio of investments

10  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75%	10-25-2056	$715,079	$ 712,275
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	461,799	454,288
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	1,039,390	1,005,164
Towd Point Mortgage Trust Series 2019-MH1 Class A1 144A±±	3.00	11-25-2058	315,197	312,054
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	1.73	2-15-2032	1,459,270	1,413,821
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	1,462,956	1,367,564
Verus Securitization Trust Series 2021-8 Class A2 144A±±	2.29	11-25-2066	2,324,039	2,095,615
Verus Securitization Trust Series 2021-R1 Class A2 144A±±	1.06	10-25-2063	177,440	172,354
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	1,277,289	1,228,942
Vibrant CLO Limited (3 Month LIBOR +0.95%) 144A±	1.88	6-20-2029	2,147,098	2,128,109
Voya CLO Limited Series 2017-1A (3 Month LIBOR +1.90%) 144A±	2.94	4-17-2030	2,500,000	2,368,238
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.42	8-25-2032	52,867	54,653
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.42	8-25-2032	34,388	33,934
Wilshire Funding Corporation Series 1998-2 Class M1 (12 Month Treasury Average +2.00%) ±	2.22	12-28-2037	5,487	5,514
Wind River CLO Limited Series 2013-2A Class AR (3 Month LIBOR +1.00%) 144A±	2.04	10-18-2030	4,000,000	3,941,292
ZAIS CLO Limited Series 2017-1A (3 Month LIBOR +2.65%) 144A±	3.69	7-15-2029	2,050,000	1,959,449
Total Non-agency mortgage-backed securities (Cost $140,435,575)				135,233,123
U.S. Treasury securities: 12.41%
U.S. Treasury Note	0.25	4-15-2023	2,475,000	2,436,135
U.S. Treasury Note	0.25	3-15-2024	17,340,000	16,675,526
U.S. Treasury Note	0.25	5-15-2024	21,250,000	20,336,914
U.S. Treasury Note	0.38	12-31-2025	7,420,000	6,810,459
U.S. Treasury Note	1.13	1-15-2025	1,560,000	1,498,819
U.S. Treasury Note	2.63	4-15-2025	1,240,000	1,236,609
U.S. Treasury Note	2.75	5-15-2025	645,000	645,554
U.S. Treasury Note	2.75	4-30-2027	20,485,000	20,409,782
Total U.S. Treasury securities (Cost $71,390,433)				70,049,798
Yankee corporate bonds and notes: 13.18%
Consumer discretionary: 1.81%
Automobiles: 0.42%
Conti Gummi Finance BV	1.13	9-25-2024	2,000,000	2,118,672
Stellantis NV	5.25	4-15-2023	250,000	253,583
				2,372,255
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  11

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure: 0.46%
New Red Finance Incorporated 144A	5.75%	4-15-2025	$2,000,000	$ 2,032,500
Royal Caribbean Group	4.25	6-15-2023	500,000	532,616
				2,565,116
Household durables: 0.46%
Panasonic Corporation 144A	2.54	7-19-2022	2,600,000	2,599,885
Internet & direct marketing retail: 0.47%
Prosus NV 144A	3.26	1-19-2027	3,000,000	2,672,856
Consumer staples: 0.35%
Food products: 0.35%
Viterra Finance BV 144A	4.90	4-21-2027	2,000,000	1,981,527
Energy: 0.52%
Oil, gas & consumable fuels: 0.52%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.04%) ʊ±	4.38	6-22-2025	3,000,000	2,922,355
Financials: 8.61%
Banks: 6.18%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,200,000	2,189,884
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,307,675
Banco Santander (1 Year Treasury Constant Maturity +0.45%) ±	0.70	6-30-2024	2,000,000	1,941,404
Barclays Bank plc (1 Year Treasury Constant Maturity +0.80%) ±	1.01	12-10-2024	1,155,000	1,106,924
BNP Paribas (U.S. SOFR +1.00%) 144A±	1.32	1-13-2027	1,545,000	1,380,021
Canadian Imperial Bank of Commerce	3.45	4-7-2027	3,000,000	2,928,483
Central American Bank 144A	1.14	2-9-2026	2,500,000	2,313,025
Credicorp Limited 144A	2.75	6-17-2025	3,000,000	2,829,897
Credit Suisse New York	0.52	8-9-2023	1,080,000	1,048,744
Danske Bank A/S (1 Year Treasury Constant Maturity +0.55%) 144A±	0.98	9-10-2025	2,000,000	1,868,170
Deutsche Bank (U.S. SOFR +2.16%) ±	2.22	9-18-2024	1,500,000	1,461,934
Deutsche Bank	3.30	11-16-2022	1,000,000	1,000,922
HSBC Holdings plc (U.S. SOFR +0.71%) ±	0.98	5-24-2025	600,000	566,215
HSBC Holdings plc (U.S. SOFR +1.10%) ±	2.25	11-22-2027	1,760,000	1,599,350
Intesa Sanpaolo SpA 144A	3.25	9-23-2024	2,000,000	1,962,842
Mizuho Financial Group (U.S. SOFR +1.24%) ±	2.84	7-16-2025	1,000,000	980,452
NatWest Markets plc 144A	2.38	5-21-2023	1,375,000	1,362,839
NatWest Markets plc 144A	3.48	3-22-2025	3,000,000	2,976,093
Nordea Bank AB 144A	3.75	8-30-2023	2,000,000	2,016,126
Sumitomo Mitsui Financial Group (3 Month LIBOR +0.80%) ±	1.84	10-16-2023	2,000,000	2,007,673
				34,848,673
Capital markets: 0.61%
Macquarie Group Limited (U.S. SOFR +1.07%) 144A±	1.34	1-12-2027	1,885,000	1,687,863
UBS Group AG (1 Year Treasury Constant Maturity +0.85%) 144A±	1.49	8-10-2027	2,000,000	1,783,339
				3,471,202
See accompanying notes to portfolio of investments

12  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.97%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.65%	10-29-2024	$2,500,000	$ 2,343,642
African Export Import BA 144A	2.63	5-17-2026	550,000	499,565
Avolon Holdings Funding Limited 144A	2.53	11-18-2027	862,000	744,153
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	965,000	963,080
DAE Funding LLC 144A	2.63	3-20-2025	1,000,000	929,754
				5,480,194
Insurance: 0.47%
Sompo International Holdings Limited	4.70	10-15-2022	2,628,000	2,643,536
Thrifts & mortgage finance: 0.38%
Nationwide Building Society 144A	1.00	8-28-2025	2,360,000	2,152,863
Information technology: 0.83%
Semiconductors & semiconductor equipment: 0.83%
NXP BV	4.40	6-1-2027	2,000,000	2,007,066
Renesas Electronics Corporation 144A	1.54	11-26-2024	2,830,000	2,669,584
				4,676,650
Materials: 0.36%
Chemicals: 0.36%
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	2,013,849
Real estate: 0.35%
Equity REITs: 0.35%
Scentre Group Trust 144A	3.63	1-28-2026	2,000,000	1,967,450
Utilities: 0.35%
Independent power & renewable electricity producers: 0.35%
Colbun SA 144A	4.50	7-10-2024	2,000,000	2,005,020
Total Yankee corporate bonds and notes (Cost $77,799,735)				74,373,431

		Yield	Shares
Short-term investments: 3.84%
Investment companies: 3.84%
Allspring Government Money Market Fund Select Class ♠∞##		0.65	21,652,853	21,652,853
Total Short-term investments (Cost $21,652,853)				21,652,853
Total investments in securities (Cost $584,172,453)	99.95%			564,009,147
Other assets and liabilities, net	0.05			287,803
Total net assets	100.00%			$564,296,950

See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  13

Portfolio of investments—May 31, 2022 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
CLP	Chile Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUF	Hungarian forint
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,126,301	$218,111,037	$(218,584,485)	$0	$0	$21,652,853	21,652,853	$15,245
Affiliated securities no longer held at end of period
Securities Lending Cash Investments LLC	667,600	20,567,095	(21,234,695)	0	0	0	0	272#
				$0	$0	$21,652,853		$15,517

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
13,950,202 USD	12,660,000 EUR	Morgan Stanley	6-30-2022	$339,959	$0
380,000 EUR	399,988 USD	Morgan Stanley	6-30-2022	8,534	0
1,474,932 USD	22,600,000 ZAR	Morgan Stanley	6-30-2022	35,273	0
				$383,766	$0
See accompanying notes to portfolio of investments

14  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,226	9-30-2022	$259,161,958	$258,810,515	$0	$(351,443)
Short
Euro-BOBL Futures	(38)	6-8-2022	(5,062,347)	(4,806,620)	255,727	0
10-Year U.S. Treasury Notes	(37)	9-21-2022	(4,445,115)	(4,419,766)	25,349	0
5-Year U.S. Treasury Notes	(571)	9-30-2022	(64,711,100)	(64,496,238)	214,862	0
					$495,938	$(351,443)
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  15

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of

16  |  Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of May 31, 2022, the Fund had unfunded loan commitments of $2,977,162.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Short-Term Bond Plus Fund  |  17

Notes to portfolio of investments—May 31, 2022 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$5,042,361	$0	$5,042,361
Asset-backed securities	0	78,215,775	0	78,215,775
Corporate bonds and notes	0	152,800,457	0	152,800,457
Foreign corporate bonds and notes	0	8,565,549	0	8,565,549
Foreign government bonds	0	6,846,635	0	6,846,635
Loans	0	7,216,293	0	7,216,293
Municipal obligations	0	4,012,872	0	4,012,872
Non-agency mortgage-backed securities	0	135,233,123	0	135,233,123
U.S. Treasury securities	70,049,798	0	0	70,049,798
Yankee corporate bonds and notes	0	74,373,431	0	74,373,431
Short-term investments
Investment companies	21,652,853	0	0	21,652,853
	91,702,651	472,306,496	0	564,009,147
Forward foreign currency contracts	0	383,766	0	383,766
Futures contracts	495,938	0	0	495,938
Total assets	$92,198,589	$472,690,262	$0	$564,888,851
Liabilities
Futures contracts	$351,443	$0	$0	$351,443
Total liabilities	$351,443	$0	$0	$351,443
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $588,121 was segregated as cash collateral for open futures contracts.
For the nine months ended May 31, 2022, the Fund did not have any transfers into/out of Level 3.

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